Accounts Receivable	12 Months Ended
Dec. 31, 2016
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

	December 31,
	2015	2016

Accounts receivable-margin clients	$4,367,417	$7,556,557
Less: Allowance for doubtful accounts	-	-
Accounts receivable- margin clients, net	$4,367,417	$7,556,557
Accounts receivable-others	12,048,306	14,414,318
Less: Allowance for doubtful accounts	(40,592)	(3,371)
Accounts receivable-others, net	$12,007,714	$14,410,947

Accounts receivable- margin clients represent the receivables derived in the Hong Kong brokerage service in Rifa Securities, which is pledged by the customer's purchased securities.

Accounts receivable-others represent the receivables derived in commodities brokerage business and other ordinary business without any collateral or other security from its customers.